Impairment Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Dec. 31, 2011	Mar. 31, 2012	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Finite-Lived Intangible Assets [Line Items]
Impairment charges	$ 4	$ 10	$ 14	$ 14	$ 14	$ 15	$ 15
Capitalized Computer Software
Finite-Lived Intangible Assets [Line Items]
Impairment charges					14
Food Service Other
Finite-Lived Intangible Assets [Line Items]
Impairment charges						$ 15	$ 15